PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 184,298	$ 173,469
Less: Accumulated depreciation and impairment	(86,049)	(79,423)
Property, plant and equipment, net	98,249	94,046
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	70,944	73,617
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,619	15,110
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,293	16,294
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,717	4,860
Electronic and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	45,512	41,154
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 27,213	$ 22,434